Borrowings (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Disclosure
Total	$ 26,702
IBM International Group Capital LLC | 3.72% Notes and Debentures, maturing in 2012-2013 and 1.02% Notes and Debentures, maturing in 2014-2015
Debt Disclosure
Total	$ 1,600
IBM International Group | 3.72% Notes and Debentures, maturing in 2012-2013 and 1.02% Notes and Debentures, maturing in 2014-2015
Debt Disclosure
Percentage of ownership in indirect subsidiary (as a percent)	100.00%